Note 15 - Long Term Debt and Financial Instruments Carried at Fair Value (Details Textual) $ / shares in Units, € in Thousands, $ in Thousands					12 Months Ended
	Apr. 14, 2016 USD ($) $ / shares shares	Apr. 14, 2016 EUR (€) shares	May 28, 2013 USD ($) $ / shares shares	May 28, 2013 EUR (€) shares	Dec. 31, 2018 EUR (€)	Dec. 31, 2019 EUR (€)	Mar. 28, 2018 shares
American Depository Shares (ADS) [Member] | Private Placement [Member]
Stock Issued During Period, Shares, New Issues (in shares)	3,283,284	3,283,284	3,000,000	3,000,000
Shares Issued, Price Per Share (in dollars per share) | $ / shares	$ 3.50		$ 4
Proceeds from Issuance of Private Placement	$ 11,500	€ 10,200	$ 12,000	€ 9,270
American Depository Shares (ADS) [Member] | Private Placement [Member] | Additional Paid-in Capital [Member]
Proceeds from Issuance of Private Placement	7,913	7,006	8,183	6,320
American Depository Shares (ADS) [Member] | Private Placement [Member] | Investor and Placement Agent Warrants Payable [Member]
Proceeds from Issuance of Private Placement	$ 3,578	€ 3,168	$ 3,817	€ 2,950
May 2013 Investor Warrants [Member] | American Depository Shares (ADS) [Member] | Private Placement [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)			1,500,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares			$ 4.25
May 2013 Placement Agent Warrants [Member] | American Depository Shares (ADS) [Member] | Private Placement [Member] | H.C. Wainwright & Co., LLC [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares			$ 5
April 2016 Investor Warrants [Member] | American Depository Shares (ADS) [Member] | Private Placement [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares	$ 4.50
Maximum [Member] | March 2012 Investor Warrants [member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)							1,406,250
Maximum [Member] | March 2012 Placement Agent Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)							168,750
Maximum [Member] | April 2016 Investor Warrants [Member] | American Depository Shares (ADS) [Member] | Private Placement [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)	3,283,284
Loans Payable [Member] | GERMANY | High Intensity Focused Ultrasound (HIFU) Equipment 1 [Member]
Debt Instrument, Collateral Amount | €						€ 450
Loans Payable [Member] | GERMANY | Urology Devices and Services (UDS) Equipment [Member]
Debt Instrument, Collateral Amount | €						136
Loans Payable [Member] | GERMANY | High Intensity Focused Ultrasound (HIFU) Equipment 2 [Member]
Debt Instrument, Collateral Amount | €						€ 438
Loans Payable [Member] | ITALY
Debt Instrument, Face Amount | €					€ 242
Loans Payable [Member] | ITALY | Euribor 1 Month [Member]
Debt Instrument, Basis Spread on Variable Rate					4.50%